SUMMARY OF REVENUE AND NON-CURRENT ASSETS BY GEOGRAPHIC LOCATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Non-current assets	$ 33,579,908	$ 67,009,180
Revenue	23,062,754	18,193,616	[1]	$ 8,294,804	[1]
Europe middle east africa [member]
IfrsStatementLineItems [Line Items]
Non-current assets	20,318,361	16,265,594
Revenue	6,659,682	6,260,763
Pacific [member]
IfrsStatementLineItems [Line Items]
Non-current assets	3,971,427	28,912,056
Revenue	5,300,861	4,308,417
North america south america [member]
IfrsStatementLineItems [Line Items]
Non-current assets	9,290,120	21,831,530
Revenue	11,102,211	7,624,436
Education [member]
IfrsStatementLineItems [Line Items]
Non-current assets	33,579,908	59,422,918
Revenue	18,611,370	13,555,495	[2]	5,192,594
Education [member] | Europe middle east africa [member]
IfrsStatementLineItems [Line Items]
Non-current assets	20,318,361	12,792,087
Revenue	4,134,861	3,857,193
Education [member] | Pacific [member]
IfrsStatementLineItems [Line Items]
Non-current assets	3,971,427	24,799,301
Revenue	3,374,298	2,073,866
Education [member] | North america south america [member]
IfrsStatementLineItems [Line Items]
Non-current assets	9,290,120	21,831,530
Revenue	11,102,211	7,624,436
Campus [member]
IfrsStatementLineItems [Line Items]
Non-current assets		7,586,262
Revenue	4,451,384	4,638,121		$ 3,102,210
Campus [member] | Europe middle east africa [member]
IfrsStatementLineItems [Line Items]
Non-current assets		3,473,507
Revenue	2,524,821	2,403,570
Campus [member] | Pacific [member]
IfrsStatementLineItems [Line Items]
Non-current assets		4,112,755
Revenue	1,926,563	2,234,551
Campus [member] | North america south america [member]
IfrsStatementLineItems [Line Items]
Non-current assets
Revenue

[1]	Restatement details in Note 2
[2]	Consists of $575,309 (2022-$577,998) of Education segment depreciation and amortization which is included in cost of revenue and $2,363,243 (2022-$667,217) which is included in operating expenses in the accompanying statements of operations